Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Investments in real estate:
Land	$ 186,196	$ 248,835
Acquired ground leases	0	55,801
Buildings and improvements	1,239,069	1,930,516
Land held for development	45,155	63,938
Tenant improvements	237,118	285,700
Furniture, fixtures and equipment	2,032	2,190
Investments in real estate, cost	1,709,570	2,586,980
Less: accumulated depreciation	(541,614)	(659,408)
Investments in real estate, net	1,167,956	1,927,572
Cash and cash equivalents	151,664	117,969
Restricted cash	40,810	74,387
Rents and other receivables, net	1,037	4,796
Deferred rents	45,834	54,663
Deferred leasing costs and value of in-place leases, net	50,470	71,696
Deferred loan costs, net	6,777	10,056
Other assets	2,311	7,252
Assets associated with real estate held for sale	0	14,000
Total assets	1,466,859	2,282,391
Liabilities:
Mortgage loans	1,949,739	3,045,995
Accounts payable and other liabilities	30,313	140,212
Acquired below-market leases, net	5,129	24,110
Total liabilities	1,985,181	3,210,317
Stockholders’ Deficit:
7.625% Series A Cumulative Redeemable Preferred Stock, $0.01 par value, $25.00 liquidation preference, 50,000,000 shares authorized; 9,730,370 shares issued and outstanding as of December 31, 2012 and 2011	97	97
Common stock, $0.01 par value, 100,000,000 shares authorized; 57,199,596 and 50,752,941 shares issued and outstanding as of December 31, 2012 and 2011, respectively	572	508
Additional paid-in capital	608,588	703,436
Accumulated deficit and dividends	(1,121,667)	(1,504,759)
Accumulated other comprehensive income (loss)	542	(15,166)
Total stockholders’ deficit	(511,868)	(815,884)
Noncontrolling Interests:
Accumulated deficit and dividends	(6,454)	(118,049)
Accumulated other comprehensive income	0	6,007
Total noncontrolling interests	(6,454)	(112,042)
Total deficit	(518,322)	(927,926)
Total liabilities and deficit	$ 1,466,859	$ 2,282,391